Stock Awards and Stock-Based Compensation - Stock-based compensation expense (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Stock Awards and Stock-Based Compensation
Total stock-based compensation expense	$ 59,574	$ 287,786	$ 2,399,063	$ 2,780,639
Cost of services provided
Stock Awards and Stock-Based Compensation
Total stock-based compensation expense	494	2,174	21,721	160,504
Research and development expense
Stock Awards and Stock-Based Compensation
Total stock-based compensation expense	18,855	59,860	292,084	493,336
Selling, general, and administrative
Stock Awards and Stock-Based Compensation
Total stock-based compensation expense	$ 40,225	$ 225,752	$ 2,085,258	$ 2,126,799